Subsidiaries (Details) - Schedule of consolidated Financial Statements, and holds a majority share of the voting rights	9 Months Ended
Mar. 31, 2023
Moolec Science Limited [Member]
Subsidiaries (Details) - Schedule of consolidated Financial Statements, and holds a majority share of the voting rights [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	United Kingdom
% Equity interest	100.00%
LightJump Acquisition Corporation [Member]
Subsidiaries (Details) - Schedule of consolidated Financial Statements, and holds a majority share of the voting rights [Line Items]
Principal activities	Investment in subsidiaries
Country of incorporation and principal place of business	USA
% Equity interest	100.00%